Salaries and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits expense - gross
Wages and salaries	$ 1,133.0	$ 879.0	$ 566.0
Benefits	82.0	65.0	49.0
Pensions—defined contribution	7.0	3.0	2.0
Salaries and benefits	$ 1,222.0	$ 947.0	$ 617.0